SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Inventory) (Details) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Finished goods	$ 65,459	$ 88,362	$ 56,818
Raw materials	221,996	237,556	18,603
Work-In-Process	13,934	41,449	46,754
Total	$ 301,389	$ 367,367	$ 122,175